GLOBAL DIVERSIFIED INCOME FUND

	Class A	Class C
Ticker Symbol(s)	PGBAX	PGDCX

Principal Funds, Inc. Summary Prospectus March 1, 2011 amended March 14, 2011, June 16, 2011,
September 16, 2011, September 21, 2011, December 19, 2011, and December 21, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the
Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at
www.principalfunds.com/investor/forms/prospectuses.htm. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.

This Summary Prospectus incorporates by reference the Statutory Prospectus for Classes A, B, and C shares dated March 1, 2011, as supplemented on March 14, 2011, June 16, 2011, September 16, 2011,
December 16, 2011, and December 21, 2011, and the Statement of Additional Information dated March 1,
2011, as supplemented on March 14, 2011, June 16, 2011, September 16, 2011, September 21, 2011,
December 19, 2011, and December 21, 2011, (which may be obtained in the same manner as the
Prospectus).

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the
Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.13%
Total Annual Fund Operating Expenses	1.16%	1.92%
Expense Reimbursement	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%	1.92%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to
Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25%for Class A and 2.00% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$489	$730	$ 989	$1,731
Class C	$295	$603	$1,037	$2,243

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$489	$730	$ 989	$1,731
Class C	$195	$603	$1,037	$2,243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the
Fund’s portfolio turnover rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund.
The Fund invests in foreign securities, which are:
· companies with their principal place of business or principal office outside the U.S. or
· companies for which the principal securities trading market is outside the U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among the following general investment categories: high yield, preferred securities, emerging market debt, global real estate, MLPs, global value equity, and publicly-traded infrastructure. The Fund will also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

A portion of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as
"junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc.
("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

A portion of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

A portion of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America,
Asia, and the Middle East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

A portion of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

A portion of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

A portion of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

A portion of the Fund’s assets may be invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water; or telecommunications activities (utilities) as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

7.69% in securities rated Aaa	14.45% in securities rated Ba	0.00% in securities rated C
0.61% in securities rated Aa	29.52% in securities rated B	0.00% in securities rated D
10.53% in securities rated A	9.44% in securities rated Caa	1.16% in securities not rated
26.60% in securities rated Baa	0.00% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions.
A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units.
An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Funds shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays
Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed
Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of
75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays
Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10% Tortoise
Midstream MLP Index.

Effective September 30, 2011, the weightings for the Global Diversified Income Custom Index changed to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50%
BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country
World Value Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P
500 Telecom Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index
and 5% Barclays Capital Investment Grade CMBS Index.

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	Life of Fund
Class A Return Before Taxes	12.53%	25.63%
Class A Return After Taxes on Distributions	10.18%	21.19%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.19%	19.37%
Class C Return Before Taxes	15.01%	27.03%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees,	14.94%	40.79%
expenses, or taxes)
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or	13.66%	22.73%
taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	17.04%	30.22%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	33.03%
Barclays Capital AAA CMBS Index (reflects no deduction for fees, expenses, or taxes)	14.61%	25.71%
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or	12.84%	25.85%
taxes)
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	9.02%	18.90%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	35.46%	51.95%
Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	20.81%	29.31%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	16.39%	34.15%
MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses or taxes)	10.22%	21.70%
S&P 500 Energy Index	20.46%	16.63%
S&P 50 Telecom Services Index	18.97%	16.83%
S&P 500 Utilities Index	5.46%	10.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
·	Jeffrey B. Abrams (since 2011), Senior Managing Director
·	Kevin H. Gundersen (since 2011), Managing Director
·	Patrick Mitchell (since 2009), Senior Managing Director

Guggenheim Partners Asset Management, LLC
·	Jayson Flowers (since 2011), Senior Managing Director, Head of Equities
·	B. Scott Minerd (since 2011), Chief Investment Officer / Managing Partner
·	Jamal Pesaran (since 2011), Vice President, Portfolio Manager
·	Farhan Sharaff (since 2011), Assistant Chief Investment Officer

Principal Global Investors, LLC
·	Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
·	Xiaoxi Li (since 2011), Portfolio Manager
·	Russ Rowley (since 2011), Managing Director - Global Fixed Income Research
·	Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
·	Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
·	Alistair Gillespie (since 2010), Managing Director, Portfolio Management
·	Simon Hedger (since 2008), Portfolio Manager
·	Chris Lepherd (since 2008), Portfolio Manager
·	Marc Peterson (since 2009), Managing Director, Portfolio Management
·	Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.
·	Fernando “Fred” Diaz (since 2010), Portfolio Manager
·	Roberto Giangregorio (since 2010), Portfolio Manager
·	L. Phillip Jacoby, IV (since 2008), Chief Investment Officer and Portfolio Manager
·	Manu Krishnan (since 2010), Portfolio Manager
·	Mark A. Lieb (since 2008), President and Chief Executive Officer

Tortoise Capital Advisors, L.L.C.
·	H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
·	Zachary A. Hamel (since 2009), Managing Director and co-founder
·	Kenneth P. Malvey (since 2009), Managing Director and co-founder
·	Terry C. Matlack (since 2009), Managing Director and co-founder
·	David J. Schulte (since 2009), Managing Director and co-founder

W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)
·	John Bartlett (since 2011), Vice President
·	Ronald J. Sorenson (since 2011), Chairman, Chief Executive Officer and Chief Investment Officer

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

· Initial Investment	$1,000
· For accounts with an Automatic Investment Plan (AIP)	$100
· Subsequent Investments	$100
· For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.